TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of trade receivables

	As of December 31,
	2017	2016

Trade receivables	4,832	1,270

Trade receivables, net – Non-current	4,832	1,270

Current accounts	926,310	633,622
Trade receivables with related parties (Note 26)	96,831	6,142
Allowance for doubtful accounts (Note 19)	(16,543)	(6,019)

Trade receivables, net - Current	1,006,598	633,745

	Trade receivables, net as of December 31, 2017
	Total	Fully performing	Past due

Guaranteed	412,036	366,902	45,134
Not guaranteed	615,937	543,791	72,146

Trade receivables	1,027,973	910,693	117,280

Allowance for doubtful accounts (Note 19)	(16,543)	—	(16,543)

Trade receivables, net	1,011,430	910,693	100,737

	Trade receivables, net as of December 31, 2016
	Total	Fully performing	Past due

Guaranteed	343,338	309,730	33,608
Not guaranteed	297,696	262,165	35,531

Trade receivables	641,034	571,895	69,139

Allowance for doubtful accounts (Note 19)	(6,019)	—	(6,019)

Trade receivables, net	635,015	571,895	63,120